Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 20,337,881	$ 679,969	$ 18,480,027	$ 17,940,855
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 4,756,755		$ 3,794,991	$ 3,434,873
Percentage of total revenue	23.00%	23.00%	21.00%	19.00%
Customer K [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,419,612		$ 2,637,053	$ 2,742,882
Percentage of total revenue	12.00%	12.00%	14.00%	15.00%
Customer C [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,048,260		$ 1,957,467	$ 1,530,209
Percentage of total revenue	10.00%	10.00%	11.00%	9.00%
Customer X [member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,977,427		$ 1,328,752	$ 999,117
Percentage of total revenue	10.00%	10.00%	7.00%	6.00%
Customer I [member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,315,527		$ 1,101,956	$ 1,798,111
Percentage of total revenue	6.00%	6.00%	6.00%	10.00%